Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	May 2022
Payment Date	6/15/2022
Transaction Month	44
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,161,498,793.26	40,936		58.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$205,000,000.00	2.50308%		November 15, 2019
Class A-2a Notes	$275,000,000.00	2.96%		September 15, 2021
Class A-2b Notes	$100,000,000.00	0.99471%	*	September 15, 2021
Class A-3 Notes	$317,000,000.00	3.24%		April 15, 2023
Class A-4 Notes	$102,980,000.00	3.38%		March 15, 2024
Class B Notes	$31,580,000.00	3.53%		May 15, 2024
Class C Notes	$21,050,000.00	3.68%		April 15, 2025
Total	$1,052,610,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$379,480.37

Principal:
Principal Collections	$7,942,092.72
Prepayments in Full	$2,980,500.72
Liquidation Proceeds	$1,613.97
Recoveries	$34,936.73
Sub Total	$10,959,144.14
Collections	$11,338,624.51

Purchase Amounts:
Purchase Amounts Related to Principal	$153,124.34
Purchase Amounts Related to Interest	$1,144.03
Sub Total	$154,268.37

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$11,492,892.88

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	May 2022
Payment Date	6/15/2022
Transaction Month	44
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$11,492,892.88
Servicing Fee	$125,536.48	$125,536.48	$0.00	$0.00	$11,367,356.40
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$11,367,356.40
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$11,367,356.40
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$11,367,356.40
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$11,367,356.40
Interest - Class A-4 Notes	$183,973.93	$183,973.93	$0.00	$0.00	$11,183,382.47
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,183,382.47
Interest - Class B Notes	$92,897.83	$92,897.83	$0.00	$0.00	$11,090,484.64
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,090,484.64
Interest - Class C Notes	$64,553.33	$64,553.33	$0.00	$0.00	$11,025,931.31
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$11,025,931.31
Regular Principal Payment	$10,162,826.65	$10,162,826.65	$0.00	$0.00	$863,104.66
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$863,104.66
Residual Released to Depositor	$0.00	$863,104.66	$0.00	$0.00	$0.00
Total		$11,492,892.88

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$10,162,826.65
Total					$10,162,826.65
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$10,162,826.65	$98.69	$183,973.93	$1.79	$10,346,800.58	$100.48
Class B Notes	$0.00	$0.00	$92,897.83	$2.94	$92,897.83	$2.94
Class C Notes	$0.00	$0.00	$64,553.33	$3.07	$64,553.33	$3.07
Total	$10,162,826.65	$9.65	$341,425.09	$0.32	$10,504,251.74	$9.97

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	May 2022
Payment Date	6/15/2022
Transaction Month	44

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$65,316,187.69	0.6342609	$55,153,361.04	0.5355735
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$117,946,187.69	0.1120512	$107,783,361.04	0.1023963

Pool Information
Weighted Average APR	3.035%	3.025%
Weighted Average Remaining Term	22.35	21.57
Number of Receivables Outstanding	14,861	14,346
Pool Balance	$150,643,774.18	$139,465,722.83
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$138,998,933.19	$128,836,106.54
Pool Factor	0.1296977	0.1200739

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,593.19
Yield Supplement Overcollateralization Amount	$10,629,616.29
Targeted Overcollateralization Amount	$31,682,361.79
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$31,682,361.79

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,593.19
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,593.19
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,593.19

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	May 2022
Payment Date	6/15/2022
Transaction Month	44
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		35	$100,719.60
(Recoveries)		69	$34,936.73
Net Loss for Current Collection Period			$65,782.87
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5240%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			-0.0229%
Second Prior Collection Period			-0.0630%
Prior Collection Period			-0.0165%
Current Collection Period			0.5442%
Four Month Average (Current and Prior Three Collection Periods)			0.1105%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,328	$9,565,065.23
(Cumulative Recoveries)			$2,608,207.94
Cumulative Net Loss for All Collection Periods			$6,956,857.29
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5990%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,108.70
Average Net Loss for Receivables that have experienced a Realized Loss			$2,988.34

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.26%	123	$1,756,667.98
61-90 Days Delinquent	0.27%	26	$376,798.39
91-120 Days Delinquent	0.07%	4	$102,102.72
Over 120 Days Delinquent	0.25%	18	$355,212.81
Total Delinquent Receivables	1.86%	171	$2,590,781.90

Repossession Inventory:
Repossessed in the Current Collection Period		3	$29,751.51
Total Repossessed Inventory		5	$48,644.87

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2471%
Prior Collection Period			0.2692%
Current Collection Period			0.3346%
Three Month Average			0.2836%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.5981%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	May 2022
Payment Date	6/15/2022
Transaction Month	44

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	36	$511,653.94
2 Months Extended	41	$516,929.19
3+ Months Extended	6	$85,071.52

Total Receivables Extended:	83	$1,113,654.65

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer